Accounting policies - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting policies [Line Items]
Operating lease rentals	€ 606	€ 569	€ 471
Commitment outstanding on all leases	2,191	2,171	2,116
Property, plant and equipment	€ 13,094	€ 12,690	€ 13,062
Property, plant and equipment as a % of assets	41.00%
TSR measure [Member]
Accounting policies [Line Items]
Percentage of awards granted	50.00%	50.00%	75.00%
TSR measure [Member] | Tailored sector peer group [Member]
Accounting policies [Line Items]
Percentage of awards granted	25.00%	25.00%
TSR measure [Member] | FTSE All-World Construction & Materials index [Member]
Accounting policies [Line Items]
Percentage of awards granted	25.00%	25.00%
Plant and machinery [Member]
Accounting policies [Line Items]
Property, plant and equipment	€ 6,319	€ 6,035	€ 6,087
Plant and machinery [Member] | Minimum [member]
Accounting policies [Line Items]
Rate of depreciation	3.30%
Plant and machinery [Member] | Maximum [member]
Accounting policies [Line Items]
Rate of depreciation	20.00%
Transport [Member] | Average [Member]
Accounting policies [Line Items]
Rate of depreciation	20.00%
Buildings [Member]
Accounting policies [Line Items]
Rate of depreciation	2.50%